UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $169,271
                                      (thousands)


List of Other Included Managers:

No.        Form 13F File Number       Name

1.         028-11767                  Cibelli Capital Management, L.L.C.

2.         028-11691                  Marathon Partners L.P.

3.         028-14390                  Robotti & Company Advisors, LLC

                                            FORM 13F INFORMATION TABLE
                                                 March 31, 2013

                              TITLE                        VALUE      SHRS OR   SH/  PUT/   INVSMT    OTHR        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN  CALL   DSCRTN    MGRS     SOLE     SHARED  NONE
--------------                ---------         ------     ---------  --------  ---- -----  -------   -----    -----    ------  ----

APPLE INC                     COM               037833100     1,470       3,320  SH         SHARED  1, 2, 3        3,320   0     0
ACACIA RESH CORP              ACACIA TCH COM    003881307       754      25,000  SH         SHARED  1, 2          25,000   0     0
ALLISON TRANSMISSION HLDGS I  COM               01973R101     1,352      56,300  SH         SHARED  1, 2, 3       56,300   0     0
BARCLAYS BK PLC               IPATH S&P500 VIX  06740C188       304      15,000  SH         SHARED  1, 2          15,000   0     0
COACH INC                     COM               189754104     2,150      43,000  SH         SHARED  1, 2          43,000   0     0
COINSTAR INC                  COM               19259P300    59,805   1,023,700  SH         SHARED  1, 2, 3    1,023,700   0     0
DECKERS OUTDOOR CORP          COM               243537107     1,114      20,000  SH         SHARED  1, 2          20,000   0     0
DIRECTV                       COM               25490A309       849      15,000  SH         SHARED  1, 2          15,000   0     0
EXPEDIA INC DEL               COM NEW           30212P303     3,451      57,500  SH         SHARED  1, 2, 3       57,500   0     0
FACEBOOK INC                  CL A              30303M102     1,440      56,300  SH         SHARED  1, 2, 3       56,300   0     0
GOOGLE INC                    CL A              38259P508     5,074       6,389  SH         SHARED  1, 2, 3        6,389   0     0
GREEN DOT CORP                CL A              39304D102     3,716     222,400  SH         SHARED  1, 2, 3      222,400   0     0
LIBERTY INTERACTIVE CORP      INT COM SER A     53071M104     9,999     467,900  SH         SHARED  1, 2, 3      467,900   0     0
LIBERTY INTERACTIVE CORP      LBT VENT COM A    53071M880     3,265      43,199  SH         SHARED  1, 2, 3       43,199   0     0
NETFLIX INC                   COM               64110L106     1,987      10,500  SH         SHARED  1, 2          10,500   0     0
PANDORA MEDIA INC             COM               698354107       326      23,000  SH         SHARED  1, 2, 3       23,000   0     0
PANHANDLE OIL AND GAS INC     CL A              698477106       860      30,000  SH         SHARED  1, 2          30,000   0     0
SHUTTERFLY INC                COM               82568P304    36,820     833,600  SH         SHARED  1, 2, 3      833,600   0     0
SKULLCANDY INC                COM               83083J104     3,340     632,500  SH         SHARED  1, 2, 3      632,500   0     0
SPDR GOLD TRUST               GOLD SHS          78463V107     4,001      25,900  SH         SHARED  1, 2, 3       25,900   0     0
TRIPADVISOR INC               COM               896945201     3,697      70,400  SH         SHARED  1, 2, 3       70,400   0     0
WAL-MART STORES INC           COM               931142103       269       3,600  SH         SHARED  3              3,600   0     0
WESTERN UN CO                 COM               959802109    15,667   1,041,700  SH         SHARED  1, 2, 3    1,041,700   0     0
WORLD WRESTLING ENTMT INC     CL A              98156Q108     7,562     857,400  SH         SHARED  1, 2, 3      857,400   0     0


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